Description of Business Narrative (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accumulated deficit	$ (125,726)	$ (102,051)	$ (125,700)	$ (57,074)
Cash and cash equivalents	$ 18,633	$ 29,876	$ 18,600	$ 11,543